Note 7 - Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Brokered and Wholesale Deposits [Member] Minimum [Member]	Dec. 31, 2010 Brokered and Wholesale Deposits [Member] Minimum [Member]	Dec. 31, 2011 Brokered and Wholesale Deposits [Member] Maximum [Member]	Dec. 31, 2010 Brokered and Wholesale Deposits [Member] Maximum [Member]	Dec. 31, 2012 Brokered and Wholesale Deposits [Member] Customers Outside Market Area [Member]	Dec. 31, 2011 Brokered and Wholesale Deposits [Member] Customers Outside Market Area [Member]	Dec. 31, 2011 Customers Outside Market Area [Member]	Dec. 31, 2010 Customers Outside Market Area [Member]
Time Deposits (in Dollars)	$ 165,590,000					$ 13,583,000	$ 42,898,000	$ 16,081,000	$ 44,655,000
Debt Instrument, Interest Rate, Stated Percentage	0.36%	0.35%	1.85%	3.25%	3.25%